UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677
Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8
Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Registrant's telephone number, including area code:	800-225-1852
Date of fiscal year end:	9/30/2020
Date of reporting period:	3/31/2020

Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended March 31, 2020, originally filed with the Securities and Exchange Commission on June 5, 2020 (Accession Number 0001683863-20-010571) solely to change the date in the letter attached to Item 13(a)(4) (“Registrant's Independent Public Accountant”) from May 29, 2020 to June 5, 2020. Other than the aforementioned, no other information or disclosures contained in the Registrant's Form N-CSR filed on June 5, 2020 are being amended by this Form N-CSR/A.

Item 1 – Reports to Stockholders

PGIM QMA STOCK INDEX FUND

SEMIANNUAL REPORT

MARCH 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Stock Index Fund informative and useful. The report covers performance for the six-month period ended March 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Stock Index Fund

May 15, 2020

PGIM QMA Stock Index Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges) Six Months* (%)	Average Annual Total Returns as of 3/31/20 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–12.48	–10.39	5.51	9.63	—
Class C	–12.77	–8.77	5.53	9.31	—
Class I	–12.32	–7.05	6.57	10.37	—
Class Z	–12.36	–7.12	6.51	10.31	—
Class R6	–12.33	–7.04	N/A	N/A	1.17 (11/28/17)
S&P 500 Index
	–12.29	–6.96	6.72	10.52	—

Average Annual Total Returns as of 3/31/20 Since Inception (%)
Class R6 (11/28/17)
S&P 500 Index	0.94

* Not annualized

Source: PGIM Investments LLC

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index is measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class I	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	None	None	None

Benchmark Definitions

S&P 500 Index—The S&P 500 Index (the Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM QMA Stock Index Fund	5

Your Fund’s Performance (continued)

Six-month performance broken out by S&P 500 Index sectors.

S&P 500 Index as of 3/31/20

*Sector weightings are subject to change.

Source: FactSet Research Systems Inc.

Presentation of Fund Holdings as of 3/31/20

Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	5.4%
Apple, Inc.	Technology Hardware, Storage & Peripherals	4.8%
Amazon.com, Inc.	Internet & Direct Marketing Retail	3.7%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	1.8%
Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	1.6%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.6%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.6%
Johnson & Johnson	Pharmaceuticals	1.6%
JPMorgan Chase & Co.	Banks	1.3%
Visa, Inc. (Class A Stock)	IT Services	1.2%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Stock Index Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Stock Index Fund		Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$875.20	0.53%	$2.48
	Hypothetical	$1,000.00	$1,022.35	0.53%	$2.68
Class C	Actual	$1,000.00	$872.30	1.20%	$5.62
	Hypothetical	$1,000.00	$1,019.00	1.20%	$6.06
Class I	Actual	$1,000.00	$876.80	0.19%	$0.89
	Hypothetical	$1,000.00	$1,024.05	0.19%	$0.96
Class Z	Actual	$1,000.00	$876.40	0.25%	$1.17
	Hypothetical	$1,000.00	$1,023.75	0.25%	$1.26
Class R6	Actual	$1,000.00	$876.70	0.18%	$0.84
	Hypothetical	$1,000.00	$1,024.10	0.18%	$0.91

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2020, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of March 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 97.3%

COMMON STOCKS 97.0%

Aerospace & Defense 2.0%
Arconic, Inc.	11,481	$184,385
Boeing Co. (The)	16,744	2,497,200
General Dynamics Corp.	7,412	980,682
Huntington Ingalls Industries, Inc.	1,400	255,094
L3Harris Technologies, Inc.(a)	6,976	1,256,517
Lockheed Martin Corp.	7,746	2,625,507
Northrop Grumman Corp.	4,868	1,472,813
Raytheon Co.	8,824	1,157,268
Textron, Inc.	6,834	182,263
TransDigm Group, Inc.	1,560	499,496
United Technologies Corp.	25,329	2,389,284

		13,500,509

Air Freight & Logistics 0.5%
C.H. Robinson Worldwide, Inc.	4,100	271,420
Expeditors International of Washington, Inc.	5,200	346,944
FedEx Corp.	7,466	905,327
United Parcel Service, Inc. (Class B Stock)	21,890	2,044,964

		3,568,655

Airlines 0.2%
Alaska Air Group, Inc.	3,100	88,257
American Airlines Group, Inc.	11,150	135,919
Delta Air Lines, Inc.	17,500	499,275
Southwest Airlines Co.(a)	14,674	522,541
United Airlines Holdings, Inc.*	5,900	186,145

		1,432,137

Auto Components 0.1%
Aptiv PLC	7,350	361,914
BorgWarner, Inc.	6,300	153,531

		515,445

Automobiles 0.2%
Ford Motor Co.	117,838	569,158
General Motors Co.	38,700	804,186
Harley-Davidson, Inc.	4,500	85,185

		1,458,529

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	9

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Banks 4.0%
Bank of America Corp.	250,895	$5,326,501
Citigroup, Inc.	67,295	2,834,465
Citizens Financial Group, Inc.	13,300	250,173
Comerica, Inc.	4,361	127,952
Fifth Third Bancorp	21,373	317,389
First Republic Bank	5,200	427,856
Huntington Bancshares, Inc.	29,829	244,896
JPMorgan Chase & Co.	97,643	8,790,799
KeyCorp	30,435	315,611
M&T Bank Corp.	4,270	441,646
People’s United Financial, Inc.	13,100	144,755
PNC Financial Services Group, Inc. (The)	13,672	1,308,684
Regions Financial Corp.	28,374	254,515
SVB Financial Group*	1,640	247,771
Truist Financial Corp.	41,672	1,285,165
U.S. Bancorp	44,095	1,519,073
Wells Fargo & Co.	118,836	3,410,593
Zions Bancorp NA	4,600	123,096

		27,370,940

Beverages 1.8%
Brown-Forman Corp. (Class B Stock)	5,350	296,979
Coca-Cola Co. (The)	119,464	5,286,282
Constellation Brands, Inc. (Class A Stock)	5,300	759,808
Molson Coors Beverage Co. (Class B Stock)	5,694	222,123
Monster Beverage Corp.*	11,450	644,177
PepsiCo, Inc.	43,541	5,229,274

		12,438,643

Biotechnology 2.4%
AbbVie, Inc.	46,074	3,510,378
Alexion Pharmaceuticals, Inc.*	7,000	628,530
Amgen, Inc.	18,596	3,769,967
Biogen, Inc.*	5,670	1,793,874
Gilead Sciences, Inc.	39,400	2,945,544
Incyte Corp.*	5,700	417,411
Regeneron Pharmaceuticals, Inc.*	2,530	1,235,374
Vertex Pharmaceuticals, Inc.*	8,060	1,917,877

		16,218,955

Building Products 0.3%
A.O. Smith Corp.	3,900	147,459

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Building Products (cont’d.)
Allegion PLC	2,933	$269,895
Fortune Brands Home & Security, Inc.	4,200	181,650
Johnson Controls International PLC	23,287	627,817
Masco Corp.	8,826	305,115
Trane Technologies PLC	7,400	611,166

		2,143,102

Capital Markets 2.5%
Ameriprise Financial, Inc.	4,161	426,419
Bank of New York Mellon Corp. (The)	25,038	843,280
BlackRock, Inc.	3,660	1,610,290
Cboe Global Markets, Inc.	3,500	312,375
Charles Schwab Corp. (The)	34,711	1,166,984
CME Group, Inc.	11,200	1,936,592
E*TRADE Financial Corp.	6,720	230,630
Franklin Resources, Inc.	7,942	132,552
Goldman Sachs Group, Inc. (The)	9,980	1,542,808
Intercontinental Exchange, Inc.	17,340	1,400,205
Invesco Ltd.	10,500	95,340
MarketAxess Holdings, Inc.	1,200	399,084
Moody’s Corp.	5,136	1,086,264
Morgan Stanley	37,736	1,283,024
MSCI, Inc.	2,700	780,192
Nasdaq, Inc.	3,600	341,820
Northern Trust Corp.	6,462	487,623
Raymond James Financial, Inc.	4,000	252,800
S&P Global, Inc.	7,670	1,879,533
State Street Corp.	11,062	589,273
T. Rowe Price Group, Inc.(a)	7,200	703,080

		17,500,168

Chemicals 1.6%
Air Products & Chemicals, Inc.	6,902	1,377,708
Albemarle Corp.	3,440	193,913
Celanese Corp.	3,600	264,204
CF Industries Holdings, Inc.	6,600	179,520
Corteva, Inc.	23,109	543,061
Dow, Inc.	22,509	658,163
DuPont de Nemours, Inc.	22,909	781,197
Eastman Chemical Co.	4,186	194,984
Ecolab, Inc.	7,842	1,222,019
FMC Corp.	4,100	334,929
International Flavors & Fragrances, Inc.(a)	3,115	317,979

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	11

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals (cont’d.)
Linde PLC (United Kingdom)	16,728	$2,893,944
LyondellBasell Industries NV (Class A Stock)	7,900	392,077
Mosaic Co. (The)	10,000	108,200
PPG Industries, Inc.	7,548	631,013
Sherwin-Williams Co. (The)	2,546	1,169,938

		11,262,849

Commercial Services & Supplies 0.4%
Cintas Corp.	2,660	460,765
Copart, Inc.*	6,400	438,528
Republic Services, Inc.	6,635	498,023
Rollins, Inc.	4,050	146,367
Waste Management, Inc.	12,113	1,121,180

		2,664,863

Communications Equipment 1.0%
Arista Networks, Inc.*	1,650	334,207
Cisco Systems, Inc.	131,344	5,163,133
F5 Networks, Inc.*	1,800	191,934
Juniper Networks, Inc.	10,000	191,400
Motorola Solutions, Inc.	5,356	711,920

		6,592,594

Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	4,200	332,934
Quanta Services, Inc.	4,300	136,439

		469,373

Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,900	359,537
Vulcan Materials Co.	4,100	443,087

		802,624

Consumer Finance 0.4%
American Express Co.	20,899	1,789,163
Capital One Financial Corp.	14,566	734,418
Discover Financial Services	9,518	339,507
Synchrony Financial	15,765	253,659

		3,116,747

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Containers & Packaging 0.3%
Amcor PLC	49,160	$399,179
Avery Dennison Corp.	2,738	278,920
Ball Corp.	10,228	661,342
International Paper Co.	11,484	357,497
Packaging Corp. of America	3,070	266,568
Sealed Air Corp.	3,836	94,788
Westrock Co.	6,833	193,101

		2,251,395

Distributors 0.1%
Genuine Parts Co.	4,699	316,384
LKQ Corp.*	9,000	184,590

		500,974

Diversified Consumer Services 0.0%
H&R Block, Inc.	5,020	70,682

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	60,690	11,095,953

Diversified Telecommunication Services 2.0%
AT&T, Inc.	226,807	6,611,424
CenturyLink, Inc.	30,079	284,547
Verizon Communications, Inc.	128,333	6,895,332

		13,791,303

Electric Utilities 2.2%
Alliant Energy Corp.	7,200	347,688
American Electric Power Co., Inc.	15,291	1,222,974
Duke Energy Corp.	22,739	1,839,130
Edison International	10,762	589,650
Entergy Corp.	6,315	593,421
Evergy, Inc.	6,800	374,340
Eversource Energy	10,200	797,742
Exelon Corp.	30,212	1,112,104
FirstEnergy Corp.	16,277	652,219
NextEra Energy, Inc.	15,232	3,665,124
NRG Energy, Inc.	7,000	190,820
Pinnacle West Capital Corp.	3,500	265,265
PPL Corp.	21,952	541,775

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	13

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
Southern Co. (The)	32,715	$1,771,190
Xcel Energy, Inc.	16,283	981,865

		14,945,307

Electrical Equipment 0.4%
AMETEK, Inc.	6,800	489,736
Eaton Corp. PLC	12,993	1,009,426
Emerson Electric Co.	18,950	902,967
Rockwell Automation, Inc.	3,703	558,820

		2,960,949

Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. (Class A Stock)	9,200	670,496
CDW Corp.	4,400	410,388
Corning, Inc.	22,897	470,304
FLIR Systems, Inc.	3,800	121,182
IPG Photonics Corp.*	1,200	132,336
Keysight Technologies, Inc.*	6,000	502,080
TE Connectivity Ltd.(a)	10,350	651,843
Zebra Technologies Corp. (Class A Stock)*	1,600	293,760

		3,252,389

Energy Equipment & Services 0.2%
Baker Hughes Co.	19,945	209,422
Halliburton Co.	26,022	178,251
Helmerich & Payne, Inc.	3,100	48,515
National Oilwell Varco, Inc.	11,500	113,045
Schlumberger Ltd.	43,032	580,502
TechnipFMC PLC (United Kingdom)	11,200	75,488

		1,205,223

Entertainment 2.0%
Activision Blizzard, Inc.*	23,600	1,403,728
Electronic Arts, Inc.*	9,100	911,547
Live Nation Entertainment, Inc.*	3,700	168,202
Netflix, Inc.*	13,700	5,144,350
Take-Two Interactive Software, Inc.*	3,600	426,996
Walt Disney Co. (The)	56,236	5,432,398

		13,487,221

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	3,800	$520,828
American Tower Corp.	13,850	3,015,837
Apartment Investment & Management Co. (Class A Stock)	4,382	154,027
AvalonBay Communities, Inc.	4,411	649,167
Boston Properties, Inc.	4,480	413,190
Crown Castle International Corp.	12,900	1,862,760
Digital Realty Trust, Inc.	7,500	1,041,825
Duke Realty Corp.	11,300	365,894
Equinix, Inc.	2,736	1,708,824
Equity Residential	11,000	678,810
Essex Property Trust, Inc.	2,100	462,504
Extra Space Storage, Inc.	4,100	392,616
Federal Realty Investment Trust	2,200	164,142
Healthpeak Properties, Inc.	15,000	357,750
Host Hotels & Resorts, Inc.	21,836	241,069
Iron Mountain, Inc.	8,105	192,899
Kimco Realty Corp.	12,300	118,941
Mid-America Apartment Communities, Inc.	3,470	357,514
Prologis, Inc.	22,737	1,827,373
Public Storage(a)	4,800	953,328
Realty Income Corp.	10,100	503,586
Regency Centers Corp.	5,100	195,993
SBA Communications Corp.	3,600	971,892
Simon Property Group, Inc.	9,489	520,567
SL Green Realty Corp.	2,600	112,060
UDR, Inc.	8,700	317,898
Ventas, Inc.	10,133	271,564
Vornado Realty Trust	4,084	147,882
Welltower, Inc.	12,500	572,250
Weyerhaeuser Co.	22,939	388,816

		19,481,806

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	13,808	3,937,075
Kroger Co. (The)	24,068	724,928
Sysco Corp.	15,680	715,478
Walgreens Boots Alliance, Inc.	22,778	1,042,094
Walmart, Inc.	44,226	5,024,958

		11,444,533

Food Products 1.2%
Archer-Daniels-Midland Co.(a)	17,259	607,172
Campbell Soup Co.	4,947	228,353

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	15

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Food Products (cont’d.)
Conagra Brands, Inc.	14,443	$423,758
General Mills, Inc.	18,744	989,121
Hershey Co. (The)	4,716	624,870
Hormel Foods Corp.	8,600	401,104
J.M. Smucker Co. (The)	3,700	410,700
Kellogg Co.	7,470	448,125
Kraft Heinz Co. (The)	18,655	461,525
Lamb Weston Holdings, Inc.	4,100	234,110
McCormick & Co., Inc.	3,800	536,598
Mondelez International, Inc. (Class A Stock)	44,866	2,246,889
Tyson Foods, Inc. (Class A Stock)	9,000	520,830

		8,133,155

Gas Utilities 0.0%
Atmos Energy Corp.	3,800	377,074

Health Care Equipment & Supplies 3.6%
Abbott Laboratories	55,113	4,348,967
ABIOMED, Inc.*	1,500	217,740
Align Technology, Inc.*	2,330	405,303
Baxter International, Inc.	15,874	1,288,810
Becton, Dickinson & Co.	8,405	1,931,217
Boston Scientific Corp.*	42,672	1,392,387
Cooper Cos., Inc. (The)	1,600	441,072
Danaher Corp.	20,000	2,768,200
DENTSPLY SIRONA, Inc.	6,600	256,278
Edwards Lifesciences Corp.*	6,570	1,239,233
Hologic, Inc.*	8,300	291,330
IDEXX Laboratories, Inc.*	2,800	678,272
Intuitive Surgical, Inc.*	3,660	1,812,469
Medtronic PLC	41,815	3,770,877
ResMed, Inc.	4,470	658,386
STERIS PLC	2,400	335,928
Stryker Corp.	10,030	1,669,895
Teleflex, Inc.	1,500	439,290
Varian Medical Systems, Inc.*	2,900	297,714
Zimmer Biomet Holdings, Inc.	6,411	648,024

		24,891,392

Health Care Providers & Services 2.9%
AmerisourceBergen Corp.	4,760	421,260
Anthem, Inc.	7,960	1,807,238
Cardinal Health, Inc.	9,073	434,960

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Centene Corp.*	18,008	$1,069,855
Cigna Corp.	11,668	2,067,336
CVS Health Corp.	40,446	2,399,661
DaVita, Inc.*	2,600	197,756
HCA Healthcare, Inc.	8,400	754,740
Henry Schein, Inc.*	4,100	207,132
Humana, Inc.	4,200	1,318,884
Laboratory Corp. of America Holdings*	3,100	391,809
McKesson Corp.	5,726	774,499
Quest Diagnostics, Inc.	4,300	345,290
UnitedHealth Group, Inc.	29,528	7,363,693
Universal Health Services, Inc. (Class B Stock)	2,670	264,544

		19,818,657

Health Care Technology 0.1%
Cerner Corp.	9,900	623,601

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	11,600	152,772
Chipotle Mexican Grill, Inc.*	870	569,328
Darden Restaurants, Inc.	3,653	198,942
Hilton Worldwide Holdings, Inc.	8,760	597,782
Las Vegas Sands Corp.	9,800	416,206
Marriott International, Inc. (Class A Stock)	8,540	638,878
McDonald’s Corp.	23,550	3,893,993
MGM Resorts International(a)	15,900	187,620
Norwegian Cruise Line Holdings Ltd.*	6,400	70,144
Royal Caribbean Cruises Ltd.	5,200	167,284
Starbucks Corp.	36,800	2,419,232
Wynn Resorts Ltd.	3,100	186,589
Yum! Brands, Inc.	9,564	655,421

		10,154,191

Household Durables 0.3%
D.R. Horton, Inc.	10,200	346,800
Garmin Ltd.	4,300	322,328
Leggett & Platt, Inc.	3,400	90,712
Lennar Corp. (Class A Stock)	8,600	328,520
Mohawk Industries, Inc.*	1,940	147,906
Newell Brands, Inc.	11,727	155,735
NVR, Inc.*	110	282,602

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	17

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Household Durables (cont’d.)
PulteGroup, Inc.	7,811	$174,341
Whirlpool Corp.	1,985	170,313

		2,019,257

Household Products 1.9%
Church & Dwight Co., Inc.	7,700	494,186
Clorox Co. (The)	3,932	681,219
Colgate-Palmolive Co.	26,460	1,755,885
Kimberly-Clark Corp.	10,716	1,370,255
Procter & Gamble Co. (The)	77,723	8,549,530

		12,851,075

Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	19,800	269,280

Industrial Conglomerates 1.2%
3M Co.	17,938	2,448,716
General Electric Co.	268,907	2,135,122
Honeywell International, Inc.	22,285	2,981,510
Roper Technologies, Inc.	3,280	1,022,737

		8,588,085

Insurance 2.0%
Aflac, Inc.	22,300	763,552
Allstate Corp. (The)	10,008	918,034
American International Group, Inc.	27,051	655,987
Aon PLC	7,289	1,202,977
Arthur J Gallagher & Co.	5,800	472,758
Assurant, Inc.	1,800	187,362
Chubb Ltd.	14,153	1,580,749
Cincinnati Financial Corp.	4,707	355,143
Everest Re Group Ltd.	1,350	259,767
Globe Life, Inc.	3,133	225,482
Hartford Financial Services Group, Inc. (The)	10,253	361,316
Lincoln National Corp.	5,651	148,734
Loews Corp.	7,117	247,885
Marsh & McLennan Cos., Inc.	15,740	1,360,880
MetLife, Inc.	23,850	729,094
Principal Financial Group, Inc.	7,800	244,452
Progressive Corp. (The)	18,116	1,337,685
Prudential Financial, Inc.(g)	12,500	651,750
Travelers Cos., Inc. (The)	8,031	797,880

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance (cont’d.)
Unum Group	6,026	$90,450
W.R. Berkley Corp.	3,700	193,029
Willis Towers Watson PLC	4,100	696,385

		13,481,351

Interactive Media & Services 5.1%
Alphabet, Inc. (Class A Stock)*	9,360	10,875,852
Alphabet, Inc. (Class C Stock)*	9,352	10,874,599
Facebook, Inc. (Class A Stock)*	75,050	12,518,340
Twitter, Inc.*	24,100	591,896

		34,860,687

Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.*	13,020	25,385,355
Booking Holdings, Inc.*	1,370	1,843,088
eBay, Inc.	23,040	692,582
Expedia Group, Inc.	4,400	247,588

		28,168,613

IT Services 5.4%
Accenture PLC (Class A Stock)	19,870	3,243,976
Akamai Technologies, Inc.*	5,100	466,599
Alliance Data Systems Corp.	1,090	36,678
Automatic Data Processing, Inc.	13,548	1,851,741
Broadridge Financial Solutions, Inc.	3,500	331,905
Cognizant Technology Solutions Corp. (Class A Stock)	17,100	794,637
DXC Technology Co.	7,359	96,035
Fidelity National Information Services, Inc.	19,200	2,335,488
Fiserv, Inc.*	17,800	1,690,822
FleetCor Technologies, Inc.*	2,760	514,850
Gartner, Inc.*	2,870	285,766
Global Payments, Inc.	9,394	1,354,897
International Business Machines Corp.	27,674	3,069,877
Jack Henry & Associates, Inc.	2,500	388,100
Leidos Holdings, Inc.	4,200	384,930
Mastercard, Inc. (Class A Stock)	27,680	6,686,381
Paychex, Inc.	9,725	611,897
PayPal Holdings, Inc.*	36,610	3,505,041
VeriSign, Inc.*	3,180	572,686

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	19

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services (cont’d.)
Visa, Inc. (Class A Stock)	53,210	$8,573,195
Western Union Co. (The)	12,052	218,503

		37,014,004

Leisure Products 0.0%
Hasbro, Inc.	3,754	268,599

Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	9,698	694,571
Illumina, Inc.*	4,730	1,291,858
IQVIA Holdings, Inc.*	5,560	599,702
Mettler-Toledo International, Inc.*	830	573,123
PerkinElmer, Inc.	3,470	261,222
Thermo Fisher Scientific, Inc.	12,502	3,545,567
Waters Corp.*	2,150	391,407

		7,357,450

Machinery 1.4%
Caterpillar, Inc.	17,196	1,995,424
Cummins, Inc.	4,806	650,348
Deere & Co.	9,780	1,351,205
Dover Corp.	4,662	391,328
Flowserve Corp.	3,600	86,004
Fortive Corp.	9,250	510,507
IDEX Corp.	2,500	345,275
Illinois Tool Works, Inc.	9,086	1,291,302
Ingersoll Rand, Inc.*	10,029	248,719
PACCAR, Inc.	10,864	664,116
Parker-Hannifin Corp.	4,068	527,742
Pentair PLC	5,046	150,169
Snap-on, Inc.	1,842	200,446
Stanley Black & Decker, Inc.	4,688	468,800
Westinghouse Air Brake Technologies Corp.	5,160	248,351
Xylem, Inc.	5,650	367,985

		9,497,721

Media 1.2%
Charter Communications, Inc. (Class A Stock)*	4,880	2,129,193
Comcast Corp. (Class A Stock)	141,120	4,851,705
Discovery, Inc. (Class A Stock)*(a)	4,400	85,536
Discovery, Inc. (Class C Stock)*	9,200	161,368
DISH Network Corp. (Class A Stock)*	7,233	144,588

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Media (cont’d.)
Fox Corp. (Class A Stock)	10,266	$242,585
Fox Corp. (Class B Stock)	4,866	111,334
Interpublic Group of Cos., Inc. (The)	11,588	187,610
News Corp. (Class A Stock)	11,075	99,398
News Corp. (Class B Stock)	1,800	16,182
Omnicom Group, Inc.	6,934	380,677
ViacomCBS, Inc. (Class B Stock)	15,897	222,717

		8,632,893

Metals & Mining 0.3%
Freeport-McMoRan, Inc.	44,692	301,671
Newmont Corp.	25,397	1,149,976
Nucor Corp.	9,312	335,418

		1,787,065

Multiline Retail 0.5%
Dollar General Corp.	8,000	1,208,080
Dollar Tree, Inc.*	7,442	546,764
Kohl’s Corp.	4,650	67,843
Macy’s, Inc.(a)	8,282	40,665
Nordstrom, Inc.	3,300	50,622
Target Corp.	15,782	1,467,252

		3,381,226

Multi-Utilities 1.1%
Ameren Corp.	7,569	551,250
CenterPoint Energy, Inc.	15,079	232,971
CMS Energy Corp.	8,900	522,875
Consolidated Edison, Inc.	10,251	799,578
Dominion Energy, Inc.	25,650	1,851,674
DTE Energy Co.	5,987	568,585
NiSource, Inc.	11,400	284,658
Public Service Enterprise Group, Inc.	15,694	704,818
Sempra Energy	8,778	991,826
WEC Energy Group, Inc.	9,733	857,769

		7,366,004

Oil, Gas & Consumable Fuels 2.4%
Apache Corp.	11,148	46,599
Cabot Oil & Gas Corp.	12,400	213,156
Chevron Corp.	59,002	4,275,285

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	21

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Concho Resources, Inc.	6,200	$265,670
ConocoPhillips	33,957	1,045,875
Devon Energy Corp.	11,900	82,229
Diamondback Energy, Inc.	5,000	131,000
EOG Resources, Inc.	18,000	646,560
Exxon Mobil Corp.	131,452	4,991,232
Hess Corp.	7,634	254,212
HollyFrontier Corp.	4,400	107,844
Kinder Morgan, Inc.	60,180	837,706
Marathon Oil Corp.	21,278	70,005
Marathon Petroleum Corp.	19,876	469,471
Noble Energy, Inc.	14,800	89,392
Occidental Petroleum Corp.	27,279	315,891
ONEOK, Inc.	12,600	274,806
Phillips 66	13,728	736,507
Pioneer Natural Resources Co.	5,100	357,765
Valero Energy Corp.	12,600	571,536
Williams Cos., Inc. (The)	36,192	512,117

		16,294,858

Personal Products 0.2%
Coty, Inc. (Class A Stock)	8,700	44,892
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,870	1,094,666

		1,139,558

Pharmaceuticals 5.0%
Allergan PLC	10,295	1,823,245
Bristol-Myers Squibb Co.	72,479	4,039,980
Eli Lilly & Co.	26,397	3,661,792
Johnson & Johnson	81,809	10,727,614
Merck & Co., Inc.	79,393	6,108,497
Mylan NV*	15,400	229,614
Perrigo Co. PLC	4,100	197,169
Pfizer, Inc.	171,463	5,596,552
Zoetis, Inc.	14,900	1,753,581

		34,138,044

Professional Services 0.3%
Equifax, Inc.	3,830	457,493
IHS Markit Ltd.	12,600	756,000
Nielsen Holdings PLC	10,900	136,686

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Professional Services (cont’d.)
Robert Half International, Inc.	3,600	$135,900
Verisk Analytics, Inc.	5,060	705,263

		2,191,342

Real Estate Management & Development 0.0%
CBRE Group, Inc. (Class A Stock)*	10,200	384,642

Road & Rail 1.0%
CSX Corp.	24,018	1,376,231
J.B. Hunt Transport Services, Inc.	2,750	253,633
Kansas City Southern	3,100	394,258
Norfolk Southern Corp.	8,131	1,187,126
Old Dominion Freight Line, Inc.	2,700	354,402
Union Pacific Corp.	21,636	3,051,541

		6,617,191

Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc.*	35,350	1,607,718
Analog Devices, Inc.	11,447	1,026,224
Applied Materials, Inc.	28,588	1,309,902
Broadcom, Inc.	12,439	2,949,287
Intel Corp.	134,948	7,303,386
KLA Corp.	5,030	723,012
Lam Research Corp.	4,642	1,114,080
Maxim Integrated Products, Inc.	8,300	403,463
Microchip Technology, Inc.(a)	7,360	499,008
Micron Technology, Inc.*	34,116	1,434,919
NVIDIA Corp.	19,120	5,040,032
Qorvo, Inc.*	3,771	304,056
QUALCOMM, Inc.	35,600	2,408,340
Skyworks Solutions, Inc.	5,100	455,838
Texas Instruments, Inc.	29,152	2,913,159
Xilinx, Inc.	7,800	607,932

		30,100,356

Software 8.4%
Adobe, Inc.*	15,110	4,808,606
ANSYS, Inc.*	2,800	650,916
Autodesk, Inc.*	6,820	1,064,602
Cadence Design Systems, Inc.*	8,800	581,152
Citrix Systems, Inc.	3,760	532,228
Fortinet, Inc.*	4,500	455,265

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	23

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
Intuit, Inc.	8,150	$1,874,500
Microsoft Corp.	237,412	37,442,247
NortonLifeLock, Inc.	16,417	307,162
Oracle Corp.	66,790	3,227,961
Paycom Software, Inc.*	1,450	292,914
salesforce.com, Inc.*	27,660	3,982,487
ServiceNow, Inc.*	5,900	1,690,822
Synopsys, Inc.*	4,800	618,192

		57,529,054

Specialty Retail 2.1%
Advance Auto Parts, Inc.	2,250	209,970
AutoZone, Inc.*	790	668,340
Best Buy Co., Inc.	7,200	410,400
CarMax, Inc.*	5,100	274,533
Gap, Inc. (The)	5,213	36,700
Home Depot, Inc. (The)	34,064	6,360,089
L Brands, Inc.	5,922	68,458
Lowe’s Cos., Inc.	23,896	2,056,251
O’Reilly Automotive, Inc.*	2,380	716,499
Ross Stores, Inc.	11,300	982,761
Tiffany & Co.	3,270	423,465
TJX Cos., Inc. (The)	36,928	1,765,528
Tractor Supply Co.	3,700	312,835
Ulta Beauty, Inc.*	1,820	319,774

		14,605,603

Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc.	129,938	33,041,934
Hewlett Packard Enterprise Co.	40,002	388,419
HP, Inc.	44,002	763,875
NetApp, Inc.	6,800	283,492
Seagate Technology PLC	7,200	351,360
Western Digital Corp.	8,925	371,458
Xerox Holdings Corp.	5,625	106,538

		35,307,076

Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.*	4,700	50,713
Hanesbrands, Inc.	10,500	82,635
NIKE, Inc. (Class B Stock)	38,874	3,216,435
PVH Corp.	2,200	82,808

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)
Ralph Lauren Corp.	1,600	$106,928
Tapestry, Inc.	8,300	107,485
Under Armour, Inc. (Class A Stock)*	5,600	51,576
Under Armour, Inc. (Class C Stock)*	4,667	37,616
VF Corp.	10,236	553,563

		4,289,759

Tobacco 0.8%
Altria Group, Inc.	57,379	2,218,846
Philip Morris International, Inc.	48,479	3,537,028

		5,755,874

Trading Companies & Distributors 0.2%
Fastenal Co.	17,100	534,375
United Rentals, Inc.*	2,500	257,250
W.W. Grainger, Inc.	1,434	356,349

		1,147,974

Water Utilities 0.1%
American Water Works Co., Inc.	5,800	693,448

Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.*	9,700	813,830

TOTAL COMMON STOCKS (cost $186,880,633)		666,093,857

EXCHANGE-TRADED FUND 0.3%
iShares Core S&P 500 ETF (cost $2,348,815)	9,800	2,532,320

TOTAL LONG-TERM INVESTMENTS (cost $189,229,448)		668,626,177

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	25

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
SHORT-TERM INVESTMENTS 3.5%

AFFILIATED MUTUAL FUNDS 3.2%
PGIM Core Ultra Short Bond Fund(w)	16,642,727	$16,642,727
PGIM Institutional Money Market Fund (cost $5,310,995; includes $5,300,822 of cash collateral for securities on loan)(b)(w)	5,328,045	5,319,520

TOTAL AFFILIATED MUTUAL FUNDS (cost $21,953,722)		21,962,247

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) 0.3%
U.S. Treasury Bills	0.000%	09/17/20	250	249,904
U.S. Treasury Bills	0.024	06/18/20	1,550	1,549,648

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,799,921)				1,799,552

TOTAL SHORT-TERM INVESTMENTS (cost $23,753,643)				23,761,799

TOTAL INVESTMENTS 100.8% (cost $212,983,091)				692,387,976
Liabilities in excess of other assets(z) (0.8)%				(5,519,000)

NET ASSETS 100.0%				$686,868,976

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

NASDAQ—National Association of Securities Dealers Automated Quotations

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,110,346; cash collateral of $5,300,822 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.

See Notes to Financial Statements.

26

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Position:
135	S&P 500 E-Mini Index	Jun. 2020	$17,345,475	$629,892

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS Securities LLC	$—	$1,799,552

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$13,500,509	$—	$—
Air Freight & Logistics	3,568,655	—	—
Airlines	1,432,137	—	—
Auto Components	515,445	—	—
Automobiles	1,458,529	—	—
Banks	27,370,940	—	—
Beverages	12,438,643	—	—
Biotechnology	16,218,955	—	—
Building Products	2,143,102	—	—
Capital Markets	17,500,168	—	—
Chemicals	11,262,849	—	—

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	27

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Commercial Services & Supplies	$2,664,863	$—	$—
Communications Equipment	6,592,594	—	—
Construction & Engineering	469,373	—	—
Construction Materials	802,624	—	—
Consumer Finance	3,116,747	—	—
Containers & Packaging	2,251,395	—	—
Distributors	500,974	—	—
Diversified Consumer Services	70,682	—	—
Diversified Financial Services	11,095,953	—	—
Diversified Telecommunication Services	13,791,303	—	—
Electric Utilities	14,945,307	—	—
Electrical Equipment	2,960,949	—	—
Electronic Equipment, Instruments & Components	3,252,389	—	—
Energy Equipment & Services	1,205,223	—	—
Entertainment	13,487,221	—	—
Equity Real Estate Investment Trusts (REITs)	19,481,806	—	—
Food & Staples Retailing	11,444,533	—	—
Food Products	8,133,155	—	—
Gas Utilities	377,074	—	—
Health Care Equipment & Supplies	24,891,392	—	—
Health Care Providers & Services	19,818,657	—	—
Health Care Technology	623,601	—	—
Hotels, Restaurants & Leisure	10,154,191	—	—
Household Durables	2,019,257	—	—
Household Products	12,851,075	—	—
Independent Power & Renewable Electricity Producers	269,280	—	—
Industrial Conglomerates	8,588,085	—	—
Insurance	13,481,351	—	—
Interactive Media & Services	34,860,687	—	—
Internet & Direct Marketing Retail	28,168,613	—	—
IT Services	37,014,004	—	—
Leisure Products	268,599	—	—
Life Sciences Tools & Services	7,357,450	—	—
Machinery	9,497,721	—	—
Media	8,632,893	—	—
Metals & Mining	1,787,065	—	—
Multiline Retail	3,381,226	—	—
Multi-Utilities	7,366,004	—	—
Oil, Gas & Consumable Fuels	16,294,858	—	—
Personal Products	1,139,558	—	—
Pharmaceuticals	34,138,044	—	—
Professional Services	2,191,342	—	—
Real Estate Management & Development	384,642	—	—
Road & Rail	6,617,191	—	—
Semiconductors & Semiconductor Equipment	30,100,356	—	—
Software	57,529,054	—	—

See Notes to Financial Statements.

28

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Specialty Retail	$14,605,603	$—	$—
Technology Hardware, Storage & Peripherals	35,307,076	—	—
Textiles, Apparel & Luxury Goods	4,289,759	—	—
Tobacco	5,755,874	—	—
Trading Companies & Distributors	1,147,974	—	—
Water Utilities	693,448	—	—
Wireless Telecommunication Services	813,830	—	—
Exchange-Traded Fund	2,532,320	—	—
Affiliated Mutual Funds	21,962,247	—	—
U.S. Treasury Obligations	—	1,799,552	—

Total	$690,588,424	$1,799,552	$—

Other Financial Instruments*
Assets
Futures Contracts	$629,892	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2020 were as follows:

Software	8.4%
IT Services	5.4
Technology Hardware, Storage & Peripherals	5.1
Interactive Media & Services	5.1
Pharmaceuticals	5.0
Semiconductors & Semiconductor Equipment	4.4
Internet & Direct Marketing Retail	4.1
Banks	4.0
Health Care Equipment & Supplies	3.6
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	3.2
Health Care Providers & Services	2.9
Equity Real Estate Investment Trusts (REITs)	2.8
Capital Markets	2.5
Oil, Gas & Consumable Fuels	2.4
Biotechnology	2.4
Electric Utilities	2.2

Specialty Retail	2.1%
Diversified Telecommunication Services	2.0
Aerospace & Defense	2.0
Entertainment	2.0
Insurance	2.0
Household Products	1.9
Beverages	1.8
Food & Staples Retailing	1.7
Chemicals	1.6
Diversified Financial Services	1.6
Hotels, Restaurants & Leisure	1.5
Machinery	1.4
Media	1.2
Industrial Conglomerates	1.2
Food Products	1.2
Multi-Utilities	1.1
Life Sciences Tools & Services	1.1
Road & Rail	1.0

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	29

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Industry Classification (continued):

Communications Equipment	1.0%
Tobacco	0.8
Textiles, Apparel & Luxury Goods	0.6
Air Freight & Logistics	0.5
Multiline Retail	0.5
Electronic Equipment, Instruments & Components	0.5
Consumer Finance	0.4
Electrical Equipment	0.4
Commercial Services & Supplies	0.4
Exchange-Traded Fund	0.3
Containers & Packaging	0.3
Professional Services	0.3
Building Products	0.3
Household Durables	0.3
U.S. Treasury Obligations	0.3
Metals & Mining	0.3
Automobiles	0.2
Airlines	0.2
Energy Equipment & Services	0.2
Trading Companies & Distributors	0.2
Personal Products	0.2
Wireless Telecommunication Services	0.1%
Construction Materials	0.1
Water Utilities	0.1
Health Care Technology	0.1
Auto Components	0.1
Distributors	0.1
Construction & Engineering	0.1
Real Estate Management & Development	0.0	*
Gas Utilities	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Leisure Products	0.0	*
Diversified Consumer Services	0.0	*

	100.8
Liabilities in excess of other assets	(0.8)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$629,892	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

30

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(3,444,714)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$815,032

For the six months ended March 31, 2020, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$20,360,877

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$5,110,346	$(5,110,346)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	31

Statement of Assets & Liabilities (unaudited)

as of March 31, 2020

Assets
Investments at value, including securities on loan of $5,110,346:
Unaffiliated investments (cost $190,643,431)	$669,773,979
Affiliated investments (cost $22,339,660)	22,613,997
Cash	969
Dividends and interest receivable	710,281
Receivable for Fund shares sold	705,233
Prepaid expenses and other assets	19,167

Total Assets	693,823,626

Liabilities
Payable to broker for collateral for securities on loan	5,300,822
Payable for Fund shares reacquired	1,006,320
Due to broker—variation margin futures	279,011
Accrued expenses and other liabilities	167,766
Distribution fee payable	112,954
Management fee payable	47,200
Affiliated transfer agent fee payable	40,577

Total Liabilities	6,954,650

Net Assets	$686,868,976

Net assets were comprised of:
Shares of beneficial interest, at par	$19,091
Paid-in capital in excess of par	136,390,262
Total distributable earnings (loss)	550,459,623

Net assets, March 31, 2020	$686,868,976

See Notes to Financial Statements.

32

Class A
Net asset value and redemption price per share, ($239,180,429 ÷ 6,660,300 shares of beneficial interest issued and outstanding)	$35.91
Maximum sales charge (3.25% of offering price)	1.21

Maximum offering price to public	$37.12

Class C
Net asset value, offering price and redemption price per share, ($56,738,359 ÷ 1,598,681 shares of beneficial interest issued and outstanding)	$35.49

Class I
Net asset value, offering price and redemption price per share, ($170,371,745 ÷ 4,720,841 shares of beneficial interest issued and outstanding)	$36.09

Class Z
Net asset value, offering price and redemption price per share, ($211,205,507 ÷ 5,851,822 shares of beneficial interest issued and outstanding)	$36.09

Class R6
Net asset value, offering price and redemption price per share, ($9,372,936 ÷ 259,617 shares of beneficial interest issued and outstanding)	$36.10

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	33

Statement of Operations (unaudited)

Six Months Ended March 31, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$8,487,293
Affiliated dividend income	207,116
Income from securities lending, net (including affiliated income of $14,570)	18,113
Interest income	8,219

Total income	8,720,741

Expenses
Management fee	648,921
Distribution fee(a)	786,136
Transfer agent’s fees and expenses (including affiliated expense of $116,292)(a)	446,759
Custodian and accounting fees	56,967
Registration fees(a)	41,580
Shareholders’ reports	28,143
Trustees’ fees	13,497
Audit fee	12,287
Legal fees and expenses	10,913
Miscellaneous	14,413

Total expenses	2,059,616
Less: Fee waiver and/or expense reimbursement(a)	(307,009)

Net expenses	1,752,607

Net investment income (loss)	6,968,134

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $107,025)	72,164,899
Futures transactions	(3,444,714)

68,720,185

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(558,698))	(169,293,910)
Futures	815,032

(168,478,878)

Net gain (loss) on investment transactions	(99,758,693)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(92,790,559)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class I	Class Z	Class R6
Distribution fee	435,713	350,423	—	—	—
Transfer agent’s fees and expenses	163,586	23,610	78,014	181,400	149
Registration fees	9,061	8,195	7,869	8,394	8,061
Fee waiver and/or expense reimbursement	(101,666)	(24,530)	(78,014)	(94,501)	(8,298)

See Notes to Financial Statements.

34

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,968,134	$14,803,263
Net realized gain (loss) on investment transactions	68,720,185	134,423,586
Net change in unrealized appreciation (depreciation) on investments	(168,478,878)	(124,864,219)

Net increase (decrease) in net assets resulting from operations	(92,790,559)	24,362,630

Dividends and Distributions
Distributions from distributable earnings
Class A	(46,555,566)	(44,754,456)
Class C	(11,005,718)	(16,634,611)
Class I	(36,650,205)	(44,901,740)
Class Z	(43,392,593)	(58,968,361)
Class R6	(2,104,655)	(324,876)

	(139,708,737)	(165,584,044)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	68,084,160	143,095,692
Net asset value of shares issued in reinvestment of dividends and distributions	138,783,972	164,718,849
Cost of shares reacquired	(173,730,269)	(326,143,965)

Net increase (decrease) in net assets from Fund share transactions	33,137,863	(18,329,424)

Total increase (decrease)	(199,361,433)	(159,550,838)

Net Assets:
Beginning of period	886,230,409	1,045,781,247

End of period	$686,868,976	$886,230,409

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	35

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 8 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of two funds: PGIM QMA Stock Index Fund, which is a diversified fund, and PGIM Securitized Credit Fund, which is a non-diversified fund for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Stock Index Fund (the “Fund”).

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index.

1. Accounting Policies

The Trust, on behalf of the Fund, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust, on behalf of the Fund, consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

36

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Fund, has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not

PGIM QMA Stock Index Fund	37

Notes to Financial Statements (unaudited) (continued)

reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements

38

which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are

PGIM QMA Stock Index Fund	39

Notes to Financial Statements (unaudited) (continued)

calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also

40

responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.15% of the Fund’s average daily net assets up to and including $1 billion and 0.10% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.15% for the reporting period ended March 31, 2020.

The Manager has contractually agreed, through January 31, 2021 to waive a portion of its management fee so that the effective management fee for the Fund will be 0.08% of the average daily net assets of the Fund. Separately, the Manager has contractually agreed, through January 31, 2021, to limit transfer agency, shareholder servicing, sub-transfer agency and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 0.18% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class I, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM QMA Stock Index Fund	41

Notes to Financial Statements (unaudited) (continued)

The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I, Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended March 31, 2020, PIMS received $50,302 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended March 31, 2020, PIMS received and $3,319 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief

42

Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended March 31, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2020, were $7,137,971 and $104,358,605, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended March 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$22,119,442	$89,038,772	$94,515,487	$—	$—	$16,642,727	16,642,727	$179,226
PGIM Institutional Money Market Fund*
1,554,121	179,795,028	176,054,936	8,447	16,860	5,319,520	5,328,045	14,570	**
Prudential Financial, Inc.
1,268,295	—	139,565	(567,145)	90,165	651,750	12,500	27,890

$24,941,858	$268,833,800	$270,709,988	$(558,698)	$107,025	$22,613,997		$221,686

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2020 were as follows:

Tax Basis	$216,875,490

Gross Unrealized Appreciation	491,833,125
Gross Unrealized Depreciation	(15,690,747)

Net Unrealized Appreciation	$476,142,378

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax

PGIM QMA Stock Index Fund	43

Notes to Financial Statements (unaudited) (continued)

authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z, Class I and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class I, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into five classes, designated Class A, Class C, Class I, Class Z and Class R6 shares.

As of March 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	1,946,390	29%
Class C	21	—%*
Class I	384,525	8%
Class Z	78,651	1%

*	Amount represents less than 1% of outstanding shares.

44

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	12%	3	35%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2020:
Shares sold	385,441	$15,658,263
Shares issued in reinvestment of dividends and distributions	1,039,817	45,897,515
Shares reacquired	(738,298)	(31,767,505)

Net increase (decrease) in shares outstanding before conversion	686,960	29,788,273
Shares issued upon conversion from other share class(es)	60,081	2,745,243
Shares reacquired upon conversion into other share class(es)	(10,277)	(465,293)

Net increase (decrease) in shares outstanding	736,764	$32,068,223

Year ended September 30, 2019:
Shares sold	517,289	$23,888,544
Shares issued in reinvestment of dividends and distributions	1,055,599	44,155,701
Shares reacquired	(1,038,744)	(47,708,395)

Net increase (decrease) in shares outstanding before conversion	534,144	20,335,850
Shares issued upon conversion from other share class(es)	556,917	26,219,127
Shares reacquired upon conversion into other share class(es)	(7,158)	(341,469)

Net increase (decrease) in shares outstanding	1,083,903	$46,213,508

Class C
Six months ended March 31, 2020:
Shares sold	150,476	$6,450,897
Shares issued in reinvestment of dividends and distributions	250,979	10,967,791
Shares reacquired	(212,030)	(9,164,772)

Net increase (decrease) in shares outstanding before conversion	189,425	8,253,916
Shares issued upon conversion from other share class(es)	—	1
Shares reacquired upon conversion into other share class(es)	(59,380)	(2,726,823)

Net increase (decrease) in shares outstanding	130,045	$5,527,094

Year ended September 30, 2019:
Shares sold	258,072	$11,768,465
Shares issued in reinvestment of dividends and distributions	399,106	16,590,836
Shares reacquired	(484,475)	(22,020,304)

Net increase (decrease) in shares outstanding before conversion	172,703	6,338,997
Shares reacquired upon conversion into other share class(es)	(623,533)	(28,976,985)

Net increase (decrease) in shares outstanding	(450,830)	$(22,637,988)

PGIM QMA Stock Index Fund	45

Notes to Financial Statements (unaudited) (continued)

Class I	Shares	Amount
Six months ended March 31, 2020:
Shares sold	383,796	$16,728,584
Shares issued in reinvestment of dividends and distributions	825,426	36,574,636
Shares reacquired	(1,173,145)	(51,739,681)

Net increase (decrease) in shares outstanding before conversion	36,077	1,563,539
Shares issued upon conversion from other share class(es)	1,953	89,712

Net increase (decrease) in shares outstanding	38,030	$1,653,251

Year ended September 30, 2019:
Shares sold	686,826	$32,236,077
Shares issued in reinvestment of dividends and distributions	1,068,996	44,812,293
Shares reacquired	(2,114,147)	(99,027,714)

Net increase (decrease) in shares outstanding before conversion	(358,325)	(21,979,344)
Shares issued upon conversion from other share class(es)	1,243	57,579
Shares reacquired upon conversion into other share class(es)	(7,573)	(379,889)

Net increase (decrease) in shares outstanding	(364,655)	$(22,301,654)

Class Z
Six months ended March 31, 2020:
Shares sold	625,480	$26,097,748
Shares issued in reinvestment of dividends and distributions	975,618	43,239,375
Shares reacquired	(1,706,287)	(77,652,153)

Net increase (decrease) in shares outstanding before conversion	(105,189)	(8,315,030)
Shares issued upon conversion from other share class(es)	35,446	1,620,579
Shares reacquired upon conversion into other share class(es)	(28,961)	(1,284,614)

Net increase (decrease) in shares outstanding	(98,704)	$(7,979,065)

Year ended September 30, 2019:
Shares sold	1,390,087	$63,996,507
Shares issued in reinvestment of dividends and distributions	1,403,175	58,835,143
Shares reacquired	(3,356,148)	(155,599,106)

Net increase (decrease) in shares outstanding before conversion	(562,886)	(32,767,456)
Shares issued upon conversion from other share class(es)	74,308	3,407,059
Shares reacquired upon conversion into other share class(es)	(343)	(16,213)

Net increase (decrease) in shares outstanding	(488,921)	$(29,376,610)

46

Class R6	Shares	Amount
Six months ended March 31, 2020:
Shares sold	64,596	$3,148,668
Shares issued in reinvestment of dividends and distributions	47,488	2,104,655
Shares reacquired	(77,198)	(3,406,158)

Net increase (decrease) in shares outstanding before conversion	34,886	1,847,165
Shares issued upon conversion from other share class(es)	412	21,195

Net increase (decrease) in shares outstanding	35,298	$1,868,360

Year ended September 30, 2019:
Shares sold	252,541	$11,206,099
Shares issued in reinvestment of dividends and distributions	7,748	324,876
Shares reacquired	(38,327)	(1,788,446)

Net increase (decrease) in shares outstanding before conversion	221,962	9,742,529
Shares issued upon conversion from other share class(es)	671	30,791

Net increase (decrease) in shares outstanding	222,633	$9,773,320

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019—10/1/2020	10/4/2018—10/2/2019
Total Commitment	$ 1,222,500,000*	$ 900,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended March 31, 2020.

PGIM QMA Stock Index Fund	47

Notes to Financial Statements (unaudited) (continued)

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

48

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM QMA Stock Index Fund	49

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,	Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$48.46	$57.19	$51.67	$45.37	$40.91	$43.97
Income (loss) from investment operations:
Net investment income (loss)	0.34	0.70	0.73	0.71	0.69	0.65
Net realized and unrealized gain (loss) on investment transactions	(4.90)	(0.04)	7.91	7.23	5.27	(0.93)
Total from investment operations	(4.56)	0.66	8.64	7.94	5.96	(0.28)
Less Dividends and Distributions:
Dividends from net investment income	(0.59)	(1.04)	(0.70)	(0.74)	(0.84)	(0.63)
Distributions from net realized gains	(7.40)	(8.35)	(2.42)	(0.90)	(0.66)	(2.15)
Total dividends and distributions	(7.99)	(9.39)	(3.12)	(1.64)	(1.50)	(2.78)
Net asset value, end of period	$35.91	$48.46	$57.19	$51.67	$45.37	$40.91
Total Return(b):	(12.48)%	3.75%	17.34%	17.97%	14.85%	(1.06)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$239,180	$287,076	$276,785	$266,434	$238,671	$200,334
Average net assets (000)	$290,475	$266,336	$272,887	$257,269	$222,230	$210,562
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.53% (e)	0.54%	0.52%	0.52%	0.53%	0.54%
Expenses before waivers and/or expense reimbursement	0.60% (e)	0.61%	0.59%	0.59%	0.60%	0.61%
Net investment income (loss)	1.49% (e)	1.48%	1.36%	1.49%	1.61%	1.49%
Portfolio turnover rate(f)	1%	3%	2%	4%	4%	6%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

50

Class C Shares
	Six Months Ended March 31,	Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$47.92	$56.50	$51.19	$44.97	$40.56	$43.64
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.39	0.37	0.40	0.41	0.37
Net realized and unrealized gain (loss) on investment transactions	(4.84)	(0.02)	7.83	7.18	5.22	(0.94)
Total from investment operations	(4.66)	0.37	8.20	7.58	5.63	(0.57)
Less Dividends and Distributions:
Dividends from net investment income	(0.37)	(0.60)	(0.47)	(0.46)	(0.56)	(0.36)
Distributions from net realized gains	(7.40)	(8.35)	(2.42)	(0.90)	(0.66)	(2.15)
Total dividends and distributions	(7.77)	(8.95)	(2.89)	(1.36)	(1.22)	(2.51)
Net asset value, end of period	$35.49	$47.92	$56.50	$51.19	$44.97	$40.56
Total Return(b):	(12.77)%	3.08%	16.56%	17.24%	14.10%	(1.70)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56,738	$70,382	$108,459	$94,169	$72,100	$49,462
Average net assets (000)	$70,085	$84,898	$102,726	$85,397	$61,856	$46,945
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.20% (e)	1.19%	1.18%	1.16%	1.18%	1.19%
Expenses before waivers and/or expense reimbursement	1.27% (e)	1.26%	1.25%	1.23%	1.25%	1.26%
Net investment income (loss)	0.81% (e)	0.84%	0.70%	0.85%	0.96%	0.85%
Portfolio turnover rate(f)	1%	3%	2%	4%	4%	6%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	51

Financial Highlights (unaudited) (continued)

Class I Shares
	Six Months Ended March 31,	Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$48.70	$ 57.50	$51.89	$45.54	$41.07	$44.14
Income (loss) from investment operations:
Net investment income (loss)	0.42	0.87	0.91	0.88	0.84	0.81
Net realized and unrealized gain (loss) on investment transactions	(4.91)	(0.06)	7.95	7.26	5.29	(0.97)
Total from investment operations	(4.49)	0.81	8.86	8.14	6.13	(0.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.72)	(1.26)	(0.83)	(0.89)	(1.00)	(0.76)
Distributions from net realized gains	(7.40)	(8.35)	(2.42)	(0.90)	(0.66)	(2.15)
Total dividends and distributions	(8.12)	(9.61)	(3.25)	(1.79)	(1.66)	(2.91)
Net asset value, end of period	$36.09	$ 48.70	$57.50	$51.89	$45.54	$41.07
Total Return(b):	(12.32)%	4.12%	17.72%	18.40%	15.23%	(0.77)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$170,372	$228,063	$290,252	$333,339	$334,673	$295,412
Average net assets (000)	$222,899	$239,501	$289,170	$339,473	$323,821	$291,839
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.19% (e)	0.19%	0.18%	0.18%	0.19%	0.19%
Expenses before waivers and/or expense reimbursement	0.26% (e)	0.26%	0.25%	0.25%	0.26%	0.26%
Net investment income (loss)	1.83% (e)	1.83%	1.69%	1.86%	1.96%	1.83%
Portfolio turnover rate(f)	1%	3%	2%	4%	4%	6%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

52

Class Z Shares
	Six Months Ended March 31,	Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$48.70	$ 57.49	$51.88	$45.54	$41.07	$44.12
Income (loss) from investment operations:
Net investment income (loss)	0.40	0.84	0.88	0.85	0.82	0.78
Net realized and unrealized gain (loss) on investment transactions	(4.92)	(0.05)	7.95	7.25	5.28	(0.94)
Total from investment operations	(4.52)	0.79	8.83	8.10	6.10	(0.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.69)	(1.23)	(0.80)	(0.86)	(0.97)	(0.74)
Distributions from net realized gains	(7.40)	(8.35)	(2.42)	(0.90)	(0.66)	(2.15)
Total dividends and distributions	(8.09)	(9.58)	(3.22)	(1.76)	(1.63)	(2.89)
Net asset value, end of period	$36.09	$ 48.70	$57.49	$51.88	$45.54	$41.07
Total Return(b):	(12.36)%	4.05%	17.67%	18.31%	15.16%	(0.78)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$211,206	$289,780	$370,188	$415,974	$396,421	$388,796
Average net assets (000)	$270,002	$315,161	$392,699	$412,869	$390,514	$442,546
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.25% (e)	0.25%	0.24%	0.24%	0.25%	0.25%
Expenses before waivers and/or expense reimbursement	0.32% (e)	0.32%	0.31%	0.31%	0.32%	0.32%
Net investment income (loss)	1.76% (e)	1.78%	1.63%	1.77%	1.89%	1.78%
Portfolio turnover rate(f)	1%	3%	2%	4%	4%	6%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	53

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended March 31, 2020	Year Ended September 30, 2019	November 28, 2017 through September 30, 2018(a)

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$48.72	$57.52	$54.26
Income (loss) from investment operations:
Net investment income (loss)	0.42	0.86	0.70
Net realized and unrealized gain (loss) on investment transactions	(4.92)	(0.05)	5.79
Total from investment operations	(4.50)	0.81	6.49
Less Dividends and Distributions:
Dividends from net investment income	(0.72)	(1.26)	(0.81)
Distributions from net realized gains	(7.40)	(8.35)	(2.42)
Total dividends and distributions	(8.12)	(9.61)	(3.23)
Net asset value, end of period	$36.10	$48.72	$57.52
Total Return(c):	(12.33)%	4.12%	12.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,373	$10,929	$97
Average net assets (000)	$11,768	$8,080	$23
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.18% (e)	0.18%	0.18%	(e)
Expenses before waivers and/or expense reimbursement	0.32% (e)	0.39%	146.02%	(e)
Net investment income (loss)	1.84% (e)	1.85%	1.55%	(e)
Portfolio turnover rate(f)	1%	3%	2%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

54

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Trustees on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM QMA Stock Index Fund	55

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Stock Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA STOCK INDEX FUND

SHARE CLASS	A	C	I	Z	R6
NASDAQ	PSIAX	PSICX	PDSIX	PSIFX	PQSIX
CUSIP	74441F108	74441F306	74441F405	74441F504	74441F702

MF174 E2

PGIM SECURITIZED CREDIT FUND

SEMIANNUAL REPORT

MARCH 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Securitized Credit Fund informative and useful. The report covers performance for the six-month period ended March 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Securitized Credit Fund

May 15, 2020

PGIM Securitized Credit Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges) Six Months* (%)	Average Annual Total Returns as of 3/31/20 (with sales charges)**
		One Year (%)	Since Inception (%)
Class A	–12.27	–13.89	0.32 (11/16/15)
Class C	–12.59	–12.51	0.33 (11/16/15)
Class Z	–12.16	–10.77	1.33 (11/16/15)
Class R6	–12.13	–10.73	1.38 (11/16/15)
ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
	1.04	2.38	1.60
Bloomberg Barclays US Aggregate Bond Index
	3.33	8.93	4.06

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**For periods prior to July 1, 2019, the Fund’s performance is that of an investment trust (the “Predecessor Fund”), which commenced operations on November 16, 2015. The performance of the Predecessor Fund has been adjusted to reflect the fees and expenses for the applicable class of shares of the Fund. If the performance of the Predecessor Fund had not been adjusted to reflect the fees and expenses of the Fund, the performance may have been higher than the performance shown for each class of shares. The Predecessor Fund was reorganized into the Fund immediately before the Fund commenced operations on July 1, 2019. Prior to the reorganization, the Predecessor Fund was managed by the Fund’s subadviser since its inception (using the same portfolio management team). The investment objective and strategies of the Predecessor Fund were, in all material respects, the same as those of the Fund, and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”) and the Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have resulted in different performance.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—The ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Index returns do not include the effect of any mutual fund sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of these expenses. Source: ICE BofA Merrill Lynch, used with permission.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC-registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Securitized Credit Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 3/31/20 (%)
AAA	23.8
AA	25.1
A	0.4
BBB	11.1
BB	12.7
B	3.2
CCC	1.1
Not Rated	12.1
Cash/Cash Equivalents	10.5
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 3/31/20
	Total Distributions Paid for Six-Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.22	3.30	–69.77
Class C	0.19	2.63	–118.75
Class Z	0.23	3.70	2.51
Class R6	0.24	3.75	–117.65

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over

PGIM Securitized Credit Fund	7

Fees and Expenses (continued)

the period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Securitized Credit Fund		Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$877.30	0.90%	$4.22
	Hypothetical	$1,000.00	$1,020.50	0.90%	$4.55
Class C	Actual	$1,000.00	$874.10	1.65%	$7.73
	Hypothetical	$1,000.00	$1,016.75	1.65%	$8.32
Class Z	Actual	$1,000.00	$878.40	0.65%	$3.05
	Hypothetical	$1,000.00	$1,021.75	0.65%	$3.29
Class R6	Actual	$1,000.00	$878.70	0.60%	$2.82
	Hypothetical	$1,000.00	$1,022.00	0.60%	$3.03

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2020, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of March 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 92.4%

ASSET-BACKED SECURITIES 43.5%

Automobiles 1.0%
Ally Auto Receivables Trust, Series 2017-03, Class R, IO, 144A^	0.000%		01/16/24		1	$166,800
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class B, 144A	3.950		11/14/28		100	95,200

						262,000

Collateralized Loan Obligations 31.8%
Anchorage Capital Europe CLO (Ireland), Series 01X, Class A2	1.500		01/15/31	EUR	500	524,382
BlueMountain Fuji CLO DAC (Ireland), Series 04A, Class B2, 144A	2.900		03/30/32	EUR	750	760,596
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	4.069(c)		10/20/28		250	216,287
Elevation CLO Ltd. (Cayman Islands), Series 2015-04A, Class BR, 144A, 3 Month LIBOR + 1.670% (Cap N/A, Floor 0.000%)	3.489(c)		04/18/27		500	439,664
Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.392	(c)	02/15/29		750	719,790
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840% (Cap N/A, Floor 1.840%)	3.671	(c)	04/15/29		500	470,477
Hayfin Kingsland Ltd. (Cayman Islands), Series 2018-09A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	3.595(c)		04/28/31		500	429,727
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	3.769(c)		10/20/31		300	262,853
KVK CLO Ltd. (Cayman Islands), Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.345(c)		05/20/29		500	433,744
OZLM Ltd. (Cayman Islands), Series 2014-09A, Class A2RR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.719(c)		10/20/31		500	427,864
Shackleton CLO Ltd. (Cayman Islands), Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	3.369(c)		04/20/29		250	228,696
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.019(c)		07/20/32		500	426,858

See Notes to Financial Statements.

PGIM Securitized Credit Fund	9

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.231	%(c)	07/15/27	750	$656,263
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	3.769	(c)	10/18/31	500	432,737
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.394	(c)	01/25/31	500	435,302
Wellfleet CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	2.492		04/15/33	350	329,000
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	4.021	(c)	07/15/31	975	814,458

					8,008,698

Consumer Loans 4.2%
OneMain Financial Issuance Trust, Series 2017-01A, Class C, 144A	3.350		09/14/32	100	84,561
Oportun Funding LLC,
Series 2017-B, Class B, 144A	4.260		10/10/23	250	240,425
Series 2018-C, Class C, 144A	5.520		10/08/24	500	463,801
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.797	(c)	02/25/23	100	91,717
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.597	(c)	08/25/25	100	92,086
Springleaf Funding Trust, Series 2017-AA, Class C, 144A	3.860		07/15/30	100	87,416

					1,060,006

Home Equity Loans 0.6%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-AR01, Class M3, 1 Month LIBOR + 4.500% (Cap N/A, Floor 3.000%)	4.107	(c)	01/25/33	163	147,777

Other 1.3%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	3.297	(c)	04/25/23	360	320,271

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities 3.2%
CWABS Asset-Backed Certificates Trust, Series 2004-13, Class AF5A	5.192	%(cc)	05/25/35		110	$108,298
Legacy Mortgage Asset Trust, Series 2019-GS04, Class A1, 144A	3.438		05/25/59		91	91,756
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900	(c)	04/16/23	EUR	558	614,443

						814,497

Student Loans 1.4%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000		10/25/48		2,313	161,911
SoFi Alternative Trust, Series 2019-D, Class 1PT, 144A	2.460	(cc)	01/16/46		179	183,998

						345,909

TOTAL ASSET-BACKED SECURITIES (cost $12,247,659)						10,959,158

BANK LOANS 1.7%

Oil & Gas 0.2%
Chesapeake Energy Corp., Class A Loan, 1 Month LIBOR + 8.000%	9.000	(c)	05/23/24		125	48,125

Pharmaceuticals 0.7%
Arbor Pharmaceuticals LLC, Initial Term Loan, 1 Month LIBOR + 5.000%^	6.000	(c)	07/05/23		120	83,904
Mallinckrodt International Finance SA, 2017 Term B Loan, 3 Month LIBOR + 2.750%	4.200	(c)	09/24/24		124	83,632

						167,536

Software 0.1%
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	8.379	(c)	07/12/23		121	32,647

See Notes to Financial Statements.

PGIM Securitized Credit Fund	11

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Telecommunications 0.7%
GTT Communications, Inc., Closing Date U.S. Term Loan, 1 Month LIBOR + 2.750%	3.740	%(c)	05/30/25	124	$82,495
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%^	5.450	(c)	10/10/24	124	94,277

					176,772

TOTAL BANK LOANS (cost $677,987)					425,080

COMMERCIAL MORTGAGE-BACKED SECURITIES 33.7%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100	(cc)	05/15/35	100	81,733
Series 2018-20TS, Class H, 144A	3.100	(cc)	05/15/35	100	78,250
BANK, Series 2020-BN26, Class A4	2.403		03/15/63	1,250	1,231,565
BBCMS Mortgage Trust,
Series 2016-ETC, Class E, 144A	3.609	(cc)	08/14/36	250	188,794
Series 2018-CHRS, Class D, 144A	4.267	(cc)	08/05/38	270	220,638
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	2.153	(c)	03/15/37	210	171,109
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	3.005	(c)	10/15/36	239	200,587
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.355	(c)	10/15/36	143	120,524
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	3.205	(c)	12/15/36	500	413,852
Cantor Commercial Real Estate Lending, Series 2019-CF01, Class A5	3.786		05/15/52	500	549,376
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 144A	4.745	(cc)	01/10/36	500	428,135
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.355	(c)	05/15/36	150	112,535
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795	(cc)	12/15/49	500	519,032
Series 2017-LSTK, Class D, 144A	3.331	(cc)	04/05/33	250	241,479
Series 2017-LSTK, Class E, 144A	3.331	(cc)	04/05/33	295	281,351
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class XB, IO	0.250	(cc)	11/15/48	25,076	291,757
Series 2016-C06, Class A3	2.956		01/15/49	44	44,109

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.405	%(c)	05/15/35	93	$71,722
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.705	(c)	05/15/35	162	124,573
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808	(cc)	12/10/36	375	314,534
Series 2016-85T, Class E, 144A	3.808	(cc)	12/10/36	500	339,112
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019, Class X1, IO	1.592	(cc)	03/25/22	954	25,007
Series K026, Class X1, IO	0.974	(cc)	11/25/22	1,479	30,634
Series K052, Class X1, IO	0.660	(cc)	11/25/25	2,288	69,956
Series K058, Class X1, IO	0.927	(cc)	08/25/26	3,689	184,734
Series K715, Class X1, IO	1.092	(cc)	01/25/21	1,483	9,687
FREMF Mortgage Trust, Series 2012-K20, Class X2A, IO, 144A	0.200		05/25/45	24,190	83,984
GS Mortgage Securities Corp., Series 2018-GS10, Class A3	4.261	(cc)	07/10/51	500	531,856
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996		07/10/35	100	85,506
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class XB, IO	0.348	(cc)	12/15/48	1,620	30,171
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613	(cc)	07/05/31	600	550,610
MAD Commercial Mortgage Trust, Series 2019-650M, Class A, 144A	3.575	(cc)	12/12/34	350	266,460
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941	(cc)	02/12/40	175	89,439
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class XB, IO, 144A	0.295	(cc)	03/15/48	10,000	143,571
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177		11/10/36	275	202,116
Wells Fargo Commercial Mortgage Trust, Series 2015-P02, Class XB, IO	0.485	(cc)	12/15/48	6,400	151,194

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,549,978)					8,479,692

CORPORATE BONDS 8.3%

Advertising 0.1%
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875		12/15/27	25	21,414

See Notes to Financial Statements.

PGIM Securitized Credit Fund	13

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500%		03/15/25		25	$17,565
Sr. Unsec’d. Notes, 144A	7.875		04/15/27		50	34,476

						52,041

Agriculture 0.3%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125		02/01/25		75	68,251

Auto Parts & Equipment 0.2%
American Axle & Manufacturing, Inc., Gtd. Notes	6.500		04/01/27		50	38,510

Banks 5.4%
Bank of America Corp., Jr. Sub. Notes, Series JJ	5.125	(ff)	-	(rr)	500	467,296
Citigroup, Inc., Jr. Sub. Notes, Series V	4.700	(ff)	-	(rr)	500	426,654
JPMorgan Chase & Co., Jr. Sub. Notes, Series FF	5.000	(ff)	-	(rr)	500	472,113

						1,366,063

Commercial Services 0.4%
United Rentals North America, Inc., Gtd. Notes	4.000		07/15/30		100	91,972

Diversified Financial Services 0.2%
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000		01/15/27		75	62,947

Electric 0.3%
Calpine Corp., Sr. Unsec’d. Notes, 144A	5.125		03/15/28		75	69,101

Entertainment 0.1%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.750		06/15/25		75	31,858

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media 0.2%
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625%		08/15/27		75	$50,084

Oil & Gas 0.3%
Antero Resources Corp., Gtd. Notes	5.375		11/01/21		75	54,544
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000		03/31/24		30	13,838
Sr. Unsec’d. Notes, 144A	7.125		02/01/27		25	12,434

						80,816

Pipelines 0.3%
Energy Transfer Operating LP, Jr. Sub. Notes, Series G	7.125	(ff)	-	(rr)	140	85,166

Retail 0.3%
Michaels Stores, Inc., Gtd. Notes, 144A	8.000		07/15/27		100	74,063

TOTAL CORPORATE BONDS (cost $2,499,030)						2,092,286

RESIDENTIAL MORTGAGE-BACKED SECURITIES 5.2%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.547	(c)	04/25/28		104	103,475
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.547	(c)	08/25/28		150	128,125
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.797	(c)	10/25/28		204	202,912
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	3.097	(c)	09/25/31		46	38,016
Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.947	(c)	03/25/31		211	185,320
Freddie Mac Structured Agency Credit Risk Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.597	(c)	01/25/49		60	52,788

See Notes to Financial Statements.

PGIM Securitized Credit Fund	15

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GCAT LLC, Series 2019-04, Class A1, 144A	3.228%		11/26/49	285	$230,904
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	3.956	(cc)	02/25/35	124	109,926
Legacy Mortgage Asset Trust, Series 2019-PR01, Class A1, 144A	3.858		09/25/59	192	180,585
LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.081	(c)	04/01/24	82	80,587

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,459,625)					1,312,638

TOTAL LONG-TERM INVESTMENTS (cost $26,434,279)					23,268,854

				Shares

SHORT-TERM INVESTMENT 4.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,014,550)(w)				1,014,550	1,014,550

TOTAL INVESTMENTS 96.4% (cost $27,448,829)					24,283,404
Other assets in excess of liabilities(z) 3.6%					916,150

NET ASSETS 100.0%					$25,199,554

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

CLO—Collateralized Loan Obligation

EURIBOR—Euro Interbank Offered Rate

IO—Interest Only (Principal amount represents notional)

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $363,304 and 1.4% of net assets.

See Notes to Financial Statements.

16

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward foreign currency exchange contracts outstanding at March 31, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/20	Bank of America, N.A.	EUR	736	$810,378	$811,963	$1,585	$—
Expiring 04/02/20	Barclays Bank PLC	EUR	1,718	1,852,271	1,895,163	42,892	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	EUR	64	68,624	70,662	2,038	—
Expiring 05/05/20	Citibank, N.A.	EUR	109	118,410	120,862	2,452	—

				$2,849,683	$2,898,650	48,967	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/20	UBS AG	EUR	2,518	$2,736,301	$2,777,788	$—	$(41,487)
Expiring 05/05/20	Barclays Bank PLC	EUR	1,718	1,855,278	1,897,736	—	(42,458)
Expiring 05/05/20	Citibank, N.A.	EUR	33	36,168	36,358	—	(190)

				$4,627,747	$4,711,882	—	(84,135)

						$48,967	$(84,135)

Credit default swap agreements outstanding at March 31, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities—Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450%(M)	912	*	$18,323	$—	$18,323	Citigroup Global Markets, Inc.

See Notes to Financial Statements.

PGIM Securitized Credit Fund	17

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Credit default swap agreements outstanding at March 31, 2020 (continued):

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Forward rate agreement outstanding at March 31, 2020:

Notional Amount (000)#	Termination Date(4)	Fixed Rate	Floating Rate		Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Forward Rate Agreement:
16,000	04/30/20	—(3)	—	(3)	$—	$(16,972)	$(16,972)

(1)	The Fund pays the fixed rate and receives the floating rate.

See Notes to Financial Statements.

18

(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays or receives payments based on 3 Month LIBOR minus 0.677% upon termination.
(4)	The Fund may choose to terminate these agreements at any time prior to the stated termination date.

Interest rate swap agreements outstanding at March 31, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
EUR	400	12/06/21	0.095%(A)	6 Month EURIBOR(1)(S)	$(5,160)	$(3,881)	$1,279
EUR	885	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	(29,758)	(31,771)	(2,013)
EUR	330	05/11/29	0.750%(A)	6 Month EURIBOR(1)(S)	(22,092)	(30,271)	(8,179)
	2,430	06/14/21	1.142%(S)	3 Month LIBOR(1)(Q)	12,895	(27,618)	(40,513)
	800	05/11/22	1.982%(S)	3 Month LIBOR(1)(Q)	(7,513)	(29,765)	(22,252)
	390	05/11/23	2.000%(S)	3 Month LIBOR(2)(Q)	3,862	20,801	16,939
	4,185	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(94,760)	(309,949)	(215,189)
	465	05/11/26	1.900%(S)	3 Month LIBOR(1)(Q)	(2,159)	(39,848)	(37,689)
	495	06/14/26	1.959%(S)	3 Month LIBOR(1)(Q)	(4,124)	(45,811)	(41,687)
	570	05/11/27	2.305%(S)	3 Month LIBOR(1)(Q)	(26,736)	(71,721)	(44,985)
	960	05/11/29	2.000%(S)	3 Month LIBOR(1)(Q)	(29,879)	(118,467)	(88,588)
	1,065	05/11/30	2.000%(S)	3 Month LIBOR(1)(Q)	(125,246)	(141,778)	(16,532)

					$(330,670)	$(830,079)	$(499,409)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$18,323	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
J.P. Morgan Securities LLC	$407,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Securitized Credit Fund	19

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$95,200	$166,800
Collateralized Loan Obligations	—	8,008,698	—
Consumer Loans.	—	1,060,006	—
Home Equity Loans	—	147,777	—
Other	—	320,271	—
Residential Mortgage-Backed Securities.	—	814,497	—
Student Loans.	—	345,909	—
Bank Loans	—	246,899	178,181
Commercial Mortgage-Backed Securities	—	8,479,692	—
Corporate Bonds	—	2,092,286	—
Residential Mortgage-Backed Securities	—	1,312,638	—
Affiliated Mutual Fund	1,014,550	—	—

Total	$1,014,550	$22,923,873	$344,981

Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contracts	$—	$48,967	$—
OTC Credit Default Swap Agreement	—	—	18,323
Centrally Cleared Interest Rate Swap Agreements	—	18,218	—

Total	$—	$67,185	$18,323

Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(84,135)	$—
Centrally Cleared Forward Rate Agreement	—	(16,972)	—
Centrally Cleared Interest Rate Swap Agreements	—	(517,627)	—

Total	$—	$(618,734)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities-Automobiles	Bank Loans	OTC Credit Default Swap Agreements
Balance as of 09/30/19	$231,600	$—	$987

See Notes to Financial Statements.

20

	Asset-Backed Securities-Automobiles	Bank Loans	OTC Credit Default Swap Agreements
Realized gain (loss)	$—	$251	$894
Change in unrealized appreciation (depreciation)	(143,301)	(43,313)	18,323
Purchases/Exchanges/Issuances	—	—	—
Sales/Paydowns.	—	(4,015)	(1,881)
Accrued discount/premium.	78,501	1,380	—
Transfers into Level 3	—	223,878	—
Transfers out of Level 3	—	—	—

Balance as of 03/31/20	$166,800	$178,181	$18,323

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(143,301)	$(43,313)	$18,323

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2020	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities- Automobiles	$166,800	Discount Pricing	Adjusted Yield
Bank Loans	178,181	Market Approach	Single Broker Indicative Quote
OTC Credit Default Swap Agreements	18,323	Market Approach	Single Broker Indicative Quote

	$363,304

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$223,878	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2020 were as follows:

Commercial Mortgage-Backed Securities	33.7%
Collateralized Loan Obligations	31.8
Residential Mortgage-Backed Securities	8.4
Banks	5.4
Consumer Loans	4.2
Affiliated Mutual Fund	4.0
Student Loans	1.4
Other	1.3
Automobiles	1.0
Telecommunications	0.7
Pharmaceuticals	0.7
Home Equity Loans	0.6
Oil & Gas	0.5%
Commercial Services	0.4
Pipelines	0.3
Retail	0.3
Electric	0.3
Agriculture	0.3
Diversified Financial Services	0.2
Aerospace & Defense	0.2
Media	0.2
Auto Parts & Equipment	0.2
Software	0.1
Entertainment	0.1

See Notes to Financial Statements.

PGIM Securitized Credit Fund	21

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Industry Classification (continued):

Advertising	0.1%

96.4
Other assets in excess of liabilities	3.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$18,323		—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	48,967		Unrealized depreciation on OTC forward foreign currency exchange contracts	84,135
Interest rate contracts	Due from/to broker-variation margin swaps	18,218	*	Due from/to broker-variation margin swaps	534,599	*

		$85,508			$618,734

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

22

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$(387,324)
Foreign exchange contracts	101,972	—
Interest rate contracts	—	(58,459)

Total	$101,972	$(445,783)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$—	$—	$17,336
Foreign exchange contracts	(90,500)	—	—
Interest rate contracts	—	(16,972)	(324,228)

Total	$(90,500)	$(16,972)	$(306,892)

For the six months ended March 31, 2020, the Fund’s average volume of derivative activities is as follows:

Forward Foreign Currency Exchange Contracts—Purchased(1)
$1,771,971

Forward Foreign Currency Exchange Contracts—Sold(1)	Forward Rate Agreements(2)	Interest Rate Swap Agreements(2)
$4,127,601	$5,333,333	$26,685,931

Credit Default Swap Agreements— Sell Protection(2)
$1,500,606

(1)	Value at Settlement Date.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Securitized Credit Fund	23

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$1,585	$—	$1,585	$—	$1,585
Barclays Bank PLC	42,892	(42,458)	434	—	434
Citibank, N.A.	2,452	(190)	2,262	—	2,262
Citigroup Global Markets, Inc.	18,323	—	18,323	—	18,323
JPMorgan Chase Bank, N.A.	2,038	—	2,038	—	2,038
UBS AG	—	(41,487)	(41,487)	—	(41,487)

	$67,290	$(84,135)	$(16,845)	$—	$(16,845)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

24

Statement of Assets & Liabilities (unaudited)

as of March 31, 2020

Assets
Investments at value:
Unaffiliated investments (cost $26,434,279)	$23,268,854
Affiliated investments (cost $1,014,550)	1,014,550
Cash	1,641
Foreign currency, at value (cost $11,061)	11,176
Cash segregated for counterparty—OTC	10,000
Receivable for investments sold	554,917
Deposit with broker for centrally cleared/exchange-traded derivatives	407,000
Dividends and interest receivable	136,349
Unrealized appreciation on OTC forward foreign currency exchange contracts	48,967
Receivable for Fund shares sold	33,800
Unrealized appreciation on OTC swap agreements	18,323
Due from Manager	15,084
Due from broker—variation margin swaps	13,326
Prepaid expenses	20,085

Total Assets	25,554,072

Liabilities
Payable for investments purchased	124,375
Unrealized depreciation on OTC forward foreign currency exchange contracts	84,135
Custodian and accounting fees payable	35,891
Payable for Fund shares reacquired	34,019
Audit fee payable	25,026
Shareholders’ reports payable	19,940
Registration fees payable	19,332
Accrued expenses and other liabilities	6,375
Offering and organization fees payable	3,530
Dividends payable	1,777
Affiliated transfer agent fee payable	106
Distribution fee payable	12

Total Liabilities	354,518

Net Assets	$25,199,554

Net assets were comprised of:
Shares of beneficial interest, at par	$2,947
Paid-in capital in excess of par	29,270,207
Total distributable earnings (loss)	(4,073,600)

Net assets, March 31, 2020	$25,199,554

See Notes to Financial Statements.

PGIM Securitized Credit Fund	25

Statement of Assets & Liabilities (unaudited)

as of March 31, 2020

Class A
Net asset value and redemption price per share, ($ 17,390 ÷ 2,033 shares of beneficial interest issued and outstanding)	$8.55
Maximum sales charge (3.25% of offering price)	0.29

Maximum offering price to public	$8.84

Class C
Net asset value, offering price and redemption price per share, ($ 8,770 ÷ 1,026 shares of beneficial interest issued and outstanding)	$8.55

Class Z
Net asset value, offering price and redemption price per share, ($ 25,164,554 ÷ 2,942,709 shares of beneficial interest issued and outstanding)	$8.55

Class R6
Net asset value, offering price and redemption price per share, ($ 8,840 ÷ 1,034 shares of beneficial interest issued and outstanding)	$8.55

See Notes to Financial Statements.

26

Statement of Operations (unaudited)

Six Months Ended March 31, 2020

Net Investment Income (Loss)
Income
Interest income	$538,186
Affiliated dividend income	8,981

Total income	547,167

Expenses
Management fee	82,292
Distribution fee(a)	68
Custodian and accounting fees	45,708
Offering fees	40,110
Registration fees(a)	29,998
Audit fee	25,026
Shareholders’ reports	17,500
Legal fees and expenses	9,081
Trustees’ fees	5,424
Transfer agent’s fees and expenses (including affiliated expense of $246)(a)	253
Miscellaneous	7,532

Total expenses	262,992
Less: Fee waiver and/or expense reimbursement(a)	(173,776)

Net expenses	89,216

Net investment income (loss)	457,951

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	40,202
Forward currency contract transactions	101,972
Swap agreement transactions	(445,783)
Foreign currency transactions	(28,653)

(332,262)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,080,848)
Forward rate agreements	(16,972)
Forward currency contracts	(90,500)
Swap agreements	(306,892)
Foreign currencies	92

(3,495,120)

Net gain (loss) on investment and foreign currency transactions	(3,827,382)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(3,369,431)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	18	50	—	—
Registration fees	7,500	7,500	7,499	7,499
Transfer agent’s fees and expenses	49	21	163	20
Fee waiver and/or expense reimbursement	(7,620)	(7,573)	(151,008)	(7,575)

See Notes to Financial Statements.

PGIM Securitized Credit Fund	27

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2020	July 1, 2019* through September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$457,951	$224,454
Net realized gain (loss) on investment and foreign currency transactions	(332,262)	142,494
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,495,120)	(203,586)

Net increase (decrease) in net assets resulting from operations	(3,369,431)	163,362

Dividends and Distributions
Distributions from distributable earnings
Class A	(308)	(81)
Class C	(189)	(63)
Class Z	(655,232)	(233,713)
Class R6	(242)	(88)

	(655,971)	(233,945)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,627,328	26,828,000
Net asset value of shares issued in reinvestment of dividends and distributions	643,550	233,805
Cost of shares reacquired	(37,144)	—

Net increase (decrease) in net assets from Fund share transactions	2,233,734	27,061,805

Total increase (decrease)	(1,791,668)	26,991,222

Net Assets:
Beginning of period	26,991,222	—

End of period	$25,199,554	$26,991,222

*	Commencement of operations.

See Notes to Financial Statements.

28

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 8 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of two funds: PGIM QMA Stock Index Fund, which is a diversified fund, and PGIM Securitized Credit Fund, which is a non-diversified fund for purposes of the 1940 Act. These financial statements relate only to the PGIM Securitized Credit Fund (the “Fund”).

The investment objective of the Fund is to seek to maximize total return, through a combination of current income and capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Securitized Credit Fund	29

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

30

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

PGIM Securitized Credit Fund	31

Notes to Financial Statements (unaudited) (continued)

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund

32

enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquired interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap

PGIM Securitized Credit Fund	33

Notes to Financial Statements (unaudited) (continued)

agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment

34

risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the

PGIM Securitized Credit Fund	35

Notes to Financial Statements (unaudited) (continued)

Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of March 31, 2020, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Offering Fees: The Fund’s offering fees paid in connection with the offering of shares of the Fund were amortized on a straight-line basis over 12 months from the date of commencement of operations.

36

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal,

PGIM Securitized Credit Fund	37

Notes to Financial Statements (unaudited) (continued)

marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through PGIM Fixed Income and PGIM Limited each of which is a business unit of PGIM, Inc. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% of the Fund’s average daily net assets up to $2.5 billion, 0.55% of the average daily net assets on the next $2.5 billion and 0.50% of the average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.60% for the reporting period ended March 31, 2020.

The Manager has contractually agreed, through January 31, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.90% of average daily net assets for Class A shares, 1.65% of average daily net assets for Class C shares, 0.65% of average daily net assets for Class Z shares, and 0.60% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the

38

“Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended March 31, 2020, PIMS received $113 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended March 31, 2020, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended March 31, 2020, no 17a-7 transactions were entered into by the Fund.

PGIM Securitized Credit Fund	39

Notes to Financial Statements (unaudited) (continued)

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2020, were $9,922,369 and $9,156,728, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended March 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$593,357	$10,743,079	$10,321,886	$—	$—	$1,014,550	1,014,550	$8,981

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2020 were as follows:

Tax Basis	$27,457,388

Gross Unrealized Appreciation	32,667,897
Gross Unrealized Depreciation	(36,375,107)

Net Unrealized Depreciation	$(3,707,210)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2019 of approximately $6,500 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for the fiscal year ended September 30, 2019 are subject to such review.

40

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales of $500,000 or more made within 12 months of purchase. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of March 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	1,031	51%
Class C	1,026	100%
Class Z	2,764,742	94%
Class R6	1,034	100%

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	94%	—	—%

PGIM Securitized Credit Fund	41

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2020:
Shares sold	994	$9,778
Shares issued in reinvestment of dividends and distributions	32	308
Shares reacquired	(1)	(5)

Net increase (decrease) in shares outstanding	1,025	$10,081

Period ended September 30, 2019*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	8	81

Net increase (decrease) in shares outstanding	1,008	$10,081

Class C
Six months ended March 31, 2020:
Shares issued in reinvestment of dividends and distributions	20	$189

Net increase (decrease) in shares outstanding	20	$189

Period ended September 30, 2019*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	6	63

Net increase (decrease) in shares outstanding	1,006	$10,063

Class Z
Six months ended March 31, 2020:
Shares sold	177,417	$1,617,550
Shares issued in reinvestment of dividends and distributions	66,082	642,811
Shares reacquired	(4,017)	(37,139)

Net increase (decrease) in shares outstanding	239,482	$2,223,222

Period ended September 30, 2019*:
Shares sold	16,482	$154,905
Shares issued in reinvestment of dividends and distributions	23,415	233,573

Net increase (decrease) in shares outstanding before conversion	39,897	388,478
Shares issued upon conversion from other share class(es)	2,663,330	26,686,565

Net increase (decrease) in shares outstanding	2,703,227	$27,075,043

Class R6
Six months ended March 31, 2020:
Shares issued in reinvestment of dividends and distributions	25	$242

Net increase (decrease) in shares outstanding	25	$242

Period ended September 30, 2019*:
Shares sold	2,664,330	$26,653,095
Shares issued in reinvestment of dividends and distributions	9	88

Net increase (decrease) in shares outstanding before conversion	2,664,339	26,653,183
Shares reacquired upon conversion into other share class(es)	(2,663,330)	(26,686,565)

Net increase (decrease) in shares outstanding	1,009	$(33,382)

*	Commencement of offering was July 1, 2019.

42

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019—10/1/2020	10/4/2018—10/2/2019
Total Commitment	$ 1,222,500,000*	$ 900,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended March 31, 2020.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze

PGIM Securitized Credit Fund	43

Notes to Financial Statements (unaudited) (continued)

and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the

44

Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Mortgage-Backed and Other Asset-Backed Securities Risk: Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Fund to reinvest in lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

PGIM Securitized Credit Fund	45

Notes to Financial Statements (unaudited) (continued)

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

46

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2020	July 1, 2019(a) through September 30, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.34)	(0.03)
Total from investment operations	(1.20)	0.05
Less Dividends and Distributions:
Dividends from net investment income	(0.22)	(0.08)
Net asset value, end of period	$8.55	$9.97
Total Return(c):	(12.27)%	0.51%
Ratios/Supplemental Data:
Net assets, end of period (000)	$17	$10
Average net assets (000)	$14	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.90% (e)	0.90%	(e)
Expenses before waivers and/or expense reimbursement	108.69% (e)	813.14%	(e)
Net investment income (loss)	2.78% (e)	3.07%	(e)
Portfolio turnover rate(f)	36%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Securitized Credit Fund	47

Financial Highlights (unaudited)(continued)

Class C Shares
	Six Months Ended March 31, 2020	July 1, 2019(a) through September 30, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.35)	(0.03)
Total from investment operations	(1.23)	0.03
Less Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.06)
Net asset value, end of period	$8.55	$9.97
Total Return(c):	(12.59)%	0.33%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9	$10
Average net assets (000)	$10	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.65% (e)	1.65%	(e)
Expenses before waivers and/or expense reimbursement	153.30% (e)	814.62%	(e)
Net investment income (loss)	2.36% (e)	2.32%	(e)
Portfolio turnover rate(f)	36%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

48

Class Z Shares
	Six Months Ended March 31, 2020	July 1, 2019(a) through September 30, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.35)	(0.02)
Total from investment operations	(1.19)	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.09)
Net asset value, end of period	$8.55	$9.97
Total Return(c):	(12.16)%	0.57%
Ratios/Supplemental Data:
Net assets, end of period (000)	$25,165	$26,961
Average net assets (000)	$27,396	$20,410
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65% (e)	0.65%	(e)
Expenses before waivers and/or expense reimbursement	1.61% (e)	2.72%	(e)
Net investment income (loss)	3.34% (e)	3.32%	(e)
Portfolio turnover rate(f)	36%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Securitized Credit Fund	49

Financial Highlights (unaudited)(continued)

Class R6 Shares
	Six Months Ended March 31, 2020	July 1, 2019(a) through September 30, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.35)	(0.02)
Total from investment operations	(1.18)	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.09)
Net asset value, end of period	$8.55	$9.97
Total Return(c):	(12.13)%	0.58%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9	$10
Average net assets (000)	$10	$6,365
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60% (e)	0.60%	(e)
Expenses before waivers and/or expense reimbursement	151.51% (e)	3.44%	(e)
Net investment income (loss)	3.41% (e)	3.33%	(e)
Portfolio turnover rate(f)	36%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

50

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Trustees on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Securitized Credit Fund	51

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Securitized Credit Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SECURITIZED CREDIT FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	SCFOX	SCFVX	SCFZX	SCFQX
CUSIP	74441F801	74441F884	74441F876	74441F868

MF241E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)Registrant's Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 8
By:	/s/ Andrew R. French
Andrew R. French
Secretary
Date:	May 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	May 21, 2020
By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer
Date:	May 21, 2020